Loans from Shareholders (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 03, 2022
Loans from Shareholders [Line Items]
Equity amount				$ 14
Aggregate share (in Shares)	209,088
Accrued interest	$ 393
IPO [Member]
Loans from Shareholders [Line Items]
Dividing stock		10,000
Loan Payable to Shareholders - Pure Capital [Member]
Loans from Shareholders [Line Items]
Financial liability		3,821
Financial instrument		2,839
Loan Payable to Shareholders - Pure Capital [Member] | IPO [Member]
Loans from Shareholders [Line Items]
Equity amount		$ 982
Mr. Hakmon and L.I.A [Member] | Loan Payable to Shareholders - Pure Capital [Member]
Loans from Shareholders [Line Items]
Outstanding loan					$ 940
Pure Capital Ltd. [Member] | Loan Payable to Shareholders - Pure Capital [Member]
Loans from Shareholders [Line Items]
Outstanding loan					109
Medigus [Member] | Loan Payable to Shareholders - Pure Capital [Member]
Loans from Shareholders [Line Items]
Outstanding loan					$ 4,010
Medigus [Member] | Mr. Hakmon and L.I.A [Member] | Pure Capital Ltd. [Member]
Loans from Shareholders [Line Items]
Capital amount	$ 5,059